CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (546)	$ (21,723)	$ (175,070)	$ (19,756)	$ (1,151,223)
Adjustments to reconcile net loss to net cash provided by operating activities
Noncash interest (income) expense	(3,084)	4,121	15,550	18,980	19,120
Extinguishment costs related to repayment of First and Second Lien Credit Agreements			11,275
Impairment of goodwill and long-lived assets					1,232,000
Loss on Take 5					79,165
Depreciation and amortization	59,613	60,209	238,598	232,573	225,233
Changes in fair value of warrant liability	5,526	0	13,363
Fair value adjustments related to contingent consideration	(584)	4,607	16,091	6,064	(45,662)
Deferred income taxes	1,793	22,987	(14,357)	(68,063)	(213,615)
Equity-based compensation	(4,048)		89,774	1,313	(7,877)
Stock-based compensation expense	9,886
Equity in earnings of unconsolidated affiliates	(1,513)	(1,112)	(5,138)	(4,850)	(4,784)
Distribution received from unconsolidated affiliates	150	221	968	707	2,058
Loss on disposal of property and equipment	1,566		21,091
Loss on divestiture				1,033
Changes in operating assets and liabilities, net of effects from purchases of businesses:
Accounts receivable	(781)	37,343	116,105	(33,290)	73,693
Prepaid expense and other assets	(25,917)	(23,401)	24,687	19,114	(2,101)
Accounts payable	(7,779)	(28,998)	10,880	21,635	(14,364)
Accrued compensation and benefits	(18,349)	(6,020)	4,514	19,417	(2,930)
Deferred revenues	2,538	7,062	4,535	2,207	12,688
Other accrued expenses and other liabilities	11,416	(4,331)	(27,136)	(45,741)	(75,053)
Net cash provided by operating activities	29,887	50,965	345,730	151,343	126,348
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of businesses, net of cash acquired	(14,034)	(51,389)	(68,057)	(10,582)	(186,014)
Purchase of investment in unconsolidated affiliates				(1,881)	(269)
Purchase of property and equipment	(5,247)	(8,453)	(30,946)	(52,419)	(47,162)
Proceeds from divestiture				1,750	2,000
Return on investments from unconsolidated affiliates				1,324
Net cash used in investing activities	(19,281)	(59,842)	(99,003)	(61,808)	(231,445)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under lines of credit	8,773	89,529	213,927	20,070	30,000
Payments on lines of credit	(59,604)	(9,703)	(164,828)	(19,697)	(30,000)
Proceeds from accounts receivable securitization facility			120,000
Payment under accounts receivable securitization facility			(120,000)
Proceeds from issuance of long-term debt					350,368
Proceeds from government loans for COVID-19 relief			4,822
Proceeds from new borrowings under the New Senior Secured Credit Facilities			2,100,000
Principal payments on long-term debt	(3,510)	(6,524)	(3,229,848)	(25,810)	(27,070)
Proceeds from recapitalization, net of fees			925,216
Settlement of Daymon credit agreement					(205,128)
Contingent consideration payments		(2,150)	(18,314)	(21,172)	(26,811)
Financing fees paid			(58,391)		(17,071)
Holdback payments	(173)		(2,736)	(1,224)	(845)
Contribution from noncontrolling interest				10,257
Redemption of noncontrolling interest				(632)	(3,303)
Net cash (used in) provided by financing activities	(54,514)	71,152	(230,152)	(38,208)	70,140
Net effect of foreign currency fluctuations on cash	(2,234)	(6,883)	4,366	3,179	(9,146)
Net change in cash, cash equivalents and restricted cash	(46,142)	55,392	20,941	54,506	(44,103)
Cash, cash equivalents and restricted cash, beginning of period	219,966	199,025	199,025	144,519	188,622
Cash, cash equivalents and restricted cash, end of period	173,824	254,417	219,966	199,025	144,519
SUPPLEMENTAL CASH FLOW INFORMATION
Cash payments for interest			151,030	210,209	228,230
Cash payments for income taxes			18,263	59,465	70,248
Non-cash proceeds from divestitures					6,750
Purchase of property and equipment recorded in accounts payable and accrued expenses	$ 869	$ 876	508	$ 250	$ 2,690
Deferred taxes related to transaction costs in connection with recapitalization			3,968
Fair value of liability for private placement warrants acquired at Closing			7,871
Note payable related to settlement of contingent consideration			$ 4,048